S000024275 [Member] Investment Strategy - Putnam Core Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Investments
Strategy Narrative [Text Block]
The fund invests mainly in a diversified portfolio of investment-grade fixed-income securities. The fund invests mainly in bonds of governments and private companies that are investment-grade in quality with intermediate- to long-term maturities (three years or longer). Investment-grade securities are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating organization, or are unrated investments that the Investment Manager believes are of comparable quality.
The fund may invest up to 5% of its total assets in debt investments rated below BBB or its equivalent (also known as below-investment-grade securities) at the time of purchase by each rating agency rating such investments, or in unrated investments that the Investment Manager believes are of comparable quality. However, the fund will not invest in securities that are rated lower than B or its equivalent by each rating agency rating the investment or are unrated securities that the Investment Manager believes are of comparable quality. The fund will not necessarily sell an investment if its rating is reduced (or increased) after purchase.
The fund may consider, among other factors, a company’s or issuer’s credit, interest rate, liquidity and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Under normal circumstances, the fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. In addition to bonds, the fund may also invest in other fixed-income instruments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.